NON-CONTROLLING INTEREST (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Wavecom S.A. and prior USD ($)	Dec. 31, 2012 Wavecom S.A. and prior EUR (€)	Dec. 31, 2011 Wavecom S.A. and prior USD ($)	Dec. 31, 2010 Wavecom S.A. and prior USD ($)
NON-CONTROLLING INTEREST
Price per share under call/put agreement (in euros per share)					€ 8.50
Number of shares acquired				4,250	4,250
Price of share acquired (in euros per share)					€ 8.50
Obligation for remaining number of shares				500	500
Net earnings (loss) attributable to the Company	$ 27,199	$ (29,315)	$ (14,541)	$ 27,199		$ (29,315)	$ (14,541)
Increase on issuance of free shares		(1,787)	(1,553)			(796)	(229)
Net earnings (loss)	$ 27,199	$ (29,372)	$ (14,799)	$ 27,199		$ (30,111)	$ (14,770)